Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of compensation of key management personnel
The following table shows the total fees and benefits of non-executive Directors for 2020, together with comparative figures for 2019.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2020	2019	2020	2019	2020	2019
Kathleen Casey (retired on 24 April 2020)	3,4	78	223	27	9	105	232
Laura Cha	5	587	298	—	—	587	298
Henri de Castries		202	194	1	4	203	198
James Forese	6	160	—	—	—	160	—
Steven Guggenheimer	7	134	—	—	—	134	—
Irene Lee	8	546	454	—	3	546	457
José Antonio Meade Kuribreña		202	157	4	2	206	159
Heidi Miller	9	632	625	7	2	639	627
Eileen Murray	10	120	—	—	—	120	—
David Nish	11	480	230	8	16	488	246
Sir Jonathan Symonds (retired on 18 February 2020)		86	638	20	21	106	659
Jackson Tai	12	355	398	12	57	367	455
Mark Tucker	13	1,500	1,500	52	231	1,552	1,731
Pauline van der Meer Mohr	14	312	265	2	8	314	273
Total (£000)		5,394	4,982	133	353	5,527	5,335
Total ($000)		6,919	6,390	171	453	7,090	6,843
1The Directors' remuneration policy was approved at the 2019 AGM and the new fees became effective from 13 April 2019. Fees include a travel allowance of £4,000 for non-UK based non-executive Directors and for all non-executive Directors effective from 1 June 2019. Given the travel restrictions in place, the Board was unable to travel to attend meetings in person. Therefore, the travel allowance available to all non-executive Directors was pro-rated to reflect the travel required of the Board during 2020.
2    Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3    Appointed as a member of the Group Risk Committee on 17 January 2020.
4    Stepped down as a member of the Financial System Vulnerabilities Committee on 17 January 2020 when the Committee was demised.
5    Includes fees of £423,800 (2019: £104,000) for her role as non-executive Chair and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation. Following approval of the non-executive Chair fee by the Group Remuneration Committee in 2020, Laura also received a pro-rated additional Chair fee of HK$201,639 paid in respect of the period from 6 December to 31 December 2019.
6    Appointed to the Board and a member of the Group Audit Committee, Group Remuneration Committee and Nomination & Corporate Governance Committee on 1 May 2020.
7    Appointed to the Board and as a member of the Group Risk Committee and Nomination & Corporate Governance Committee on 1 May 2020.
8    Includes fees of £344,000 (2019: £260,000) in relation to her roles as a Director, Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited. Fees in relation to her role as a Director, Risk Committee Chair and Audit Committee member, and from 28 December 2020 as a member of the Nomination Committee, of Hang Seng Bank Limited.
9    Includes fees of £430,000 (2019: £431,000) in relation to her role as Chair of HSBC North America Holdings Inc.
10     Appointed to the Board and as member of the Group Audit Committee, Group Risk Committee and Nomination & Corporate Governance Committee on 1 July 2020.
11    Appointed as Senior Independent Director, Chair of the Group Audit Committee and member of the Group Risk Committee on 18 February 2020.
12    Stepped down as Chair of the Financial System Vulnerabilities Committee on 17 January 2020 when the Committee was demised.
13    The Group Chairman donated 100% of his 2020 fee to charities in the UK and Hong Kong supporting vulnerable people and in the local response to Covid-19.
14    Appointed as a member of the Group Audit Committee on 19 February 2020.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Kathleen Casey (retired on 24 April 2020)	15,000	15,125
Laura Cha	15,000	16,200
Henri de Castries	15,000	19,251
James Forese (appointed to the Board on 1 May 2020)	15,000	115,000
Steven Guggenheimer (appointed to the Board on 1 May 2020)	15,000	15,000
Irene Lee	15,000	11,904
José Antonio Meade Kuribreña	15,000	15,000
Heidi Miller	15,000	15,700
Eileen Murray (appointed to the Board on 1 July 2020)	15,000	75,000
David Nish	15,000	50,000
Sir Jonathan Symonds (retired on 18 February 2020)	15,000	43,821
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2020	2019	2018
	$m	$m	$m
Short-term employee benefits	39	64	52
Other long-term employee benefits	5	8	6
Share-based payments	20	27	34
Year ended 31 Dec	64	99	92

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2020	2019
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	27	18
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	11,916	15,546
At 31 Dec	11,943	15,564

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
		2020		2019
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel
Advances and credits	1	221	357	283	328
Guarantees		30	55	34	34
Deposits		281	874	268	659
1    Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2020 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $4.7m (2019: $3m).

Transactions and balances during the year with associates and joint ventures
	2020		2019
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	147	147	132	123
Unsubordinated amounts due from associates	4,330	2,942	4,554	2,054
Amounts due to associates	5,466	2,226	2,517	516
Amounts due to joint ventures	102	102	28	28
Guarantees and commitments	433	283	647	407

Transactions and balances during the year with subsidiaries
	2020		2019
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	5,476	2,913	5,029	2,382
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	65,253	65,253	61,964	61,964
Derivatives	5,784	4,698	3,902	2,002
Loans and advances to HSBC undertakings	10,785	10,443	43,436	10,218
Prepayments, accrued income and other assets	1,838	1,363	655	480
Investments in subsidiaries	161,546	160,660	163,258	161,473
Total related party assets at 31 Dec	250,682	245,330	278,244	238,519
Liabilities
Amounts owed to HSBC undertakings	581	330	1,553	464
Derivatives	3,376	3,060	2,183	2,021
Accruals, deferred income and other liabilities	2,737	1,936	—	—
Subordinated liabilities	892	892	892	892
Total related party liabilities at 31 Dec	7,586	6,218	4,628	3,377
Guarantees and commitments	15,661	13,787	11,541	11,061